Financial Risk Management Activities Continued (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	$ 0	$ 1
Derivative Liabilities	(93)	(176)
Derivative Assets Liabilities At Fair Value Net	(93)	(175)
Maturing Within One Year [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	1
Derivative Liabilities	0	0
Derivative Assets Liabilities At Fair Value Net	0	1
Maturing Between One And Two Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Derivative Assets Liabilities At Fair Value Net	0	0
Maturing Between Two And Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	(92)	(176)
Derivative Assets Liabilities At Fair Value Net	(92)	(176)
Maturing After Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	(1)	0
Derivative Assets Liabilities At Fair Value Net	$ (1)	$ 0